SkyBridge Dividend Value Fund
SKYBRIDGE DIVIDEND VALUE FUND

SKYBRIDGE DIVIDEND VALUE FUND

Class A Shares

Class C Shares

Class I Shares

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated August 20, 2018 to the SkyBridge Dividend Value Fund’s (the “Fund”) Prospectus dated September 1, 2017, as may be amended or supplemented from time to time

The information in this supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with such document.

Effective immediately, the second table in the “ Performance Information – Average Annual Total Returns” section of the Summary Prospectus and the “Fund Summary” section of the Prospectus (the “Original Performance Table”) is deleted and replaced with the following table.  The performance information in the table below reflects the deduction of the maximum sales charge applicable to Class A shares for all periods.  The performance information for Class A shares that is listed in the Original Performance Table does not reflect the deduction of any applicable sales charges.  Therefore, in the tables below, the returns for Class A shares (for all periods) are lower than the returns that were previously disclosed in the Original Performance Table.

Average Annual Total Returns for the Period Ended December 31, 2016
Average Annual Total Returns - SkyBridge Dividend Value Fund		1 Year	Since Inception	Inception Date
Class I Shares		13.43%	9.31%	Apr. 07, 2014
Class I Shares | After Taxes on Distributions		10.85%	7.69%	Apr. 07, 2014
Class I Shares | After Taxes on Distributions and Sales		7.87%	6.66%	Apr. 07, 2014
Class I Shares | S&P 500 Index (reflects no deductions for fees, expenses or taxes) [Member]	[1]	11.96%	9.64%	Apr. 07, 2014
Class A Shares	[2]	6.55%	5.30%	Jun. 13, 2014
Class A Shares | S&P 500 Index (reflects no deductions for fees, expenses or taxes) [Member]	[1]	11.96%	8.12%	Jun. 13, 2014
Class C Shares		12.29%	10.41%	Oct. 17, 2014
Class C Shares | S&P 500 Index (reflects no deductions for fees, expenses or taxes) [Member]	[1]	11.96%	10.41%	Oct. 17, 2014
[1]	The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
[2]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.75%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares only; after-tax returns for Class A and Class C shares will vary.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE